Performance Management	Feb. 27, 2026
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 6.58% Quarter ended: 12/31/2023

Lowest: (9.20)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.04%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.04%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	8.04%	5.61%
Return After Taxes	5.21%	2.82%
Return After Taxes and Sale of Fund Shares	4.70%	3.04%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Core Industrial Index (reflects no deduction for fees, expenses, or taxes)	8.30%	6.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 8.35% Quarter ended: 9/30/2024

Lowest: (10.57)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.64%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.64%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.35%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.57%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	8.64%	4.06%
Return After Taxes	5.27%	0.93%
Return After Taxes and Sale of Fund Shares	5.04%	1.68%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (reflects no deduction for fees, expenses, or taxes)	9.23%	4.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 8.01% Quarter ended: 12/31/2023

Lowest: (12.46)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 10.47%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.47%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	10.47%	4.63%
Return After Taxes	7.35%	1.54%
Return After Taxes and Sale of Fund Shares	6.12%	2.11%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Healthcare Index (reflects no deduction for fees, expenses, or taxes)	10.73%	5.07%

Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 7.78% Quarter ended: 12/31/2023

Lowest: (10.08)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.98%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.98%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	8.98%	5.77%
Return After Taxes	6.02%	2.87%
Return After Taxes and Sale of Fund Shares	5.25%	3.10%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Financial & REIT Index (reflects no deduction for fees, expenses, or taxes)	9.30%	6.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 5.01% Quarter ended: 12/31/2023

Lowest: (8.36)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 6.87%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.87%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	6.87%	6.06%
Return After Taxes	4.05%	3.26%
Return After Taxes and Sale of Fund Shares	4.01%	3.39%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Energy Index (reflects no deduction for fees, expenses, or taxes)	7.16%	6.56%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 7.06% Quarter ended: 12/31/2023

Lowest: (10.93)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 7.37%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	737.00%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	7.37%	5.08%
Return After Taxes	4.50%	2.29%
Return After Taxes and Sale of Fund Shares	4.30%	2.62%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)	7.59%	5.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 7.45% Quarter ended: 12/31/2023

Lowest: (7.63)% Quarter ended: 6/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.54%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.54%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	8.54%	5.14%
Return After Taxes	5.97%	2.62%
Return After Taxes and Sale of Fund Shares	5.00%	2.80%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	1.03%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (reflects no deduction for fees, expenses, or taxes)	8.80%	5.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Highland/iBoxx Senior Loan ETF, a series of NexPoint Funds I (the “Predecessor Fund”), following the reorganization of the Predecessor Fund with and into the Fund on September 18, 2023. Prior to the reorganization, the Predecessor Fund was advised by another investment adviser, had a different investment objective and policies, and was a passively managed fund that sought to track the performance of the Markit iBoxx Liquid Leveraged Loan Index. The Predecessor Fund’s performance for the periods prior to the reorganization is not shown.

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 7.01% Quarter ended: 12/31/2023
Lowest: 0.11% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 7.80%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.80%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	0.11%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (9/18/2023)
Return Before Taxes	7.80%	9.23%
Return After Taxes	4.89%	6.08%
Return After Taxes and Sale of Fund Shares	4.56%	5.70%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.97%
ICE BofA US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.55%	10.00%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025 BondBloxx BB Rated USD High Yield Corporate Bond ETF
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 7.29% Quarter ended: 12/31/2023

Lowest: (0.86)% Quarter ended: 9/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.72%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.72%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.86%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	8.72%	6.95%
Return After Taxes	6.32%	4.35%
Return After Taxes and Sale of Fund Shares	5.11%	4.17%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
ICE BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.86%	7.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 6.70% Quarter ended: 12/31/2023

Lowest: (0.91)% Quarter ended: 9/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 8.00%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.00%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(0.91%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	8.00%	7.54%
Return After Taxes	4.97%	4.23%
Return After Taxes and Sale of Fund Shares	4.67%	4.30%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
ICE BofA Single-B US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.22%	8.00%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 9.03% Quarter ended: 9/30/2024
Lowest: (1.38)% Quarter ended: 3/31/2025

The year-to-date total return for the Fund as of December 31, 2025 was 7.60%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.60%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.03%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.38%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (05/24/2022)
Return Before Taxes	7.60%	10.04%
Return After Taxes	3.32%	5.23%
Return After Taxes and Sale of Fund Shares	4.40%	5.51%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	2.54%
ICE CCC US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.24%	10.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 7.02% Quarter ended: 12/312023

Lowest: (3.47)% Quarter ended: 9/30/2022

The year-to-date total return for the Fund as of December 31, 2025 was 13.47%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.47%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(3.47%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (06/28/2022)
Return Before Taxes	13.47%	9.83%
Return After Taxes	10.61%	7.06%
Return After Taxes and Sale of Fund Shares	7.91%	6.33%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	8.17%	2.80%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index (reflects no deduction for fees, expenses, or taxes)	14.04%	10.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 1.61% Quarter ended: 9/30/2024

Lowest: 0.77% Quarter ended: 12/31/2022

The year-to-date total return for the Fund as of December 31, 2025 was 4.23%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.23%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	1.61%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	0.77%
Lowest Quarterly Return, Date	Dec. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	4.23%	4.59%
Return After Taxes	2.55%	2.76%
Return After Taxes and Sale of Fund Shares	2.48%	2.72%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Six Month Target Duration Index (reflects no deduction for fees, expenses, or taxes)	4.28%	4.64%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 2.11% Quarter ended: 9/30/2024

Lowest: 0.32% Quarter ended: 6/30/2023

The year-to-date total return for the Fund as of December 31, 2025 was 4.45%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.45%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	2.11%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	0.32%
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	4.45%	4.40%
Return After Taxes	2.62%	2.47%
Return After Taxes and Sale of Fund Shares	2.61%	2.53%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury One Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	4.49%	4.45%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 3.01% Quarter ended: 9/30/2024

Lowest: (0.68)% Quarter ended: 6/30/2023

The year-to-date total return for the Fund as of December 31, 2025 was 5.25%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.25%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	3.01%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(0.68%)
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	5.25%	4.03%
Return After Taxes	3.45%	2.25%
Return After Taxes and Sale of Fund Shares	3.09%	2.31%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Two Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	5.30%	4.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 3.72% Quarter ended: 9/30/2024
Lowest: (1.17)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 6.22%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.22%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	3.72%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(1.17%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	6.22%	4.03%
Return After Taxes	4.56%	2.35%
Return After Taxes and Sale of Fund Shares	3.66%	2.35%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Three Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	6.26%	4.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 5.09% Quarter ended: 12/31/2023

Lowest: (2.98)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 7.70%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.70%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	5.09%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(2.98%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	7.70%	3.75%
Return After Taxes	5.93%	2.14%
Return After Taxes and Sale of Fund Shares	4.53%	2.17%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Five Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	7.75%	3.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 6.43% Quarter ended: 12/31/2023

Lowest: (4.42)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 8.30%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.30%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.42%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	8.30%	2.90%
Return After Taxes	6.52%	1.30%
Return After Taxes and Sale of Fund Shares	4.89%	1.52%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Seven Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	8.36%	2.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 8.95% Quarter ended: 12/31/2023

Lowest: (6.90)% Quarter ended: 9/30/2023

The year-to-date total return for the Fund as of December 31, 2025 was 7.55%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.55%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	7.55%	1.78%
Return After Taxes	5.79%	0.17%
Return After Taxes and Sale of Fund Shares	4.44%	0.66%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Ten Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	7.61%	1.83%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:
Highest: 15.70% Quarter ended: 12/31/2023
Lowest: (15.31)% Quarter ended: 9/30/2023

The year-to-date total return for the Fund as of December 31, 2025 was 3.00%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.00%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.31%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (09/13/2022)
Return Before Taxes	3.00%	(3.91)%
Return After Taxes	1.15%	(5.52)%
Return After Taxes and Sale of Fund Shares	1.78%	(3.58)%
Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.32%	2.84%
Bloomberg US Treasury Twenty Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)	3.18%	(3.72)%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 3.74% Quarter ended: 9/30/2024

Lowest: (0.34)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 6.83%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.83%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.34%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (01/23/2024)
Return Before Taxes	6.83%	6.12%
Return After Taxes	4.86%	4.16%
Return After Taxes and Sale of Fund Shares	4.01%	3.83%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.12%
Bloomberg US Corporate BBB 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	7.00%	6.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 5.82% Quarter ended: 9/30/2024

Lowest: (2.43)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 9.43%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	9.43%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.82%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.43%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (01/23/2024)
Return Before Taxes	9.43%	7.30%
Return After Taxes	7.24%	5.17%
Return After Taxes and Sale of Fund Shares	5.53%	4.65%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.12%
Bloomberg US Corporate BBB 5-10 Year Index (reflects no deduction for fees, expenses, or taxes)	9.64%	7.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 7.93% Quarter ended: 9/30/2024

Lowest: (5.42)% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 7.37%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.37%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.93%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.42%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (01/23/2024)
Return Before Taxes	7.37%	4.62%
Return After Taxes	4.88%	2.27%
Return After Taxes and Sale of Fund Shares	4.32%	2.51%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.12%
Bloomberg US Corporate BBB 10+ Year Index (reflects no deduction for fees, expenses, or taxes)	7.28%	4.69%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx IR+M Tax-Aware Short Duration ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 2.26% Quarter ended: 9/30/2024

Lowest: 0.42% Quarter ended: 12/31/2024

The year-to-date total return for the Fund as of December 31, 2025 was 4.54%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.54%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	2.26%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	0.42%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (03/12/2024)
Return Before Taxes	4.54%	4.35%
Return After Taxes	3.96%	3.72%
Return After Taxes and Sale of Fund Shares	3.66%	3.56%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.22%
Bloomberg Municipal 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	3.66%	3.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The Fund commenced operations on March 11, 2025. The Fund’s performance information will be included after the Fund has been in operation one full calendar year.
Performance One Year or Less [Text]	The Fund commenced operations on March 11, 2025. The Fund’s performance information will be included after the Fund has been in operation one full calendar year.
BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The Fund commenced operations on March 11, 2025. The Fund’s performance information will be included after the Fund has been in operation one full calendar year.
Performance One Year or Less [Text]	The Fund commenced operations on March 11, 2025. The Fund’s performance information will be included after the Fund has been in operation one full calendar year.
BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest: 1.88% Quarter ended: 9/30/2025

Lowest: 1.12% Quarter ended: 12/31/2025

The year-to-date total return for the Fund as of December 31, 2025 was 6.10%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.10%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.88%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.12%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2025)
Performance [Table]
	1 Year	Since Inception (12/02/2024)
Return Before Taxes	6.10%	6.56%
Return After Taxes	3.12%	3.78%
Return After Taxes and Sale of Fund Shares	3.56%	3.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	5.06%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes